Schedule of Investments(a)
March 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–95.89%
Aerospace & Defense–1.26%
General Dynamics Corp.	16,606	$3,014,985
Raytheon Technologies Corp.	39,072	3,019,094
		6,034,079
Agricultural & Farm Machinery–1.02%
Deere & Co.	12,995	4,861,949
Air Freight & Logistics–0.87%
United Parcel Service, Inc., Class B	24,365	4,141,806
Apparel Retail–1.45%
TJX Cos., Inc. (The)	104,929	6,941,053
Apparel, Accessories & Luxury Goods–0.60%
Columbia Sportswear Co.	27,233	2,876,622
Brewers–3.42%
Anheuser-Busch InBev S.A./N.V. (Belgium)	102,777	6,479,633
Heineken N.V. (Netherlands)	95,922	9,857,466
		16,337,099
Cable & Satellite–0.31%
Comcast Corp., Class A	27,128	1,467,896
Construction Machinery & Heavy Trucks–1.08%
Cummins, Inc.	19,944	5,167,690
Consumer Finance–1.37%
American Express Co.	46,431	6,567,201
Data Processing & Outsourced Services–1.57%
Automatic Data Processing, Inc.	36,653	6,907,991
Fidelity National Information Services, Inc.	4,202	590,843
		7,498,834
Diversified Banks–0.20%
Bank of America Corp.	24,859	961,795
Diversified Chemicals–1.08%
BASF SE (Germany)	62,328	5,176,748
Electric Utilities–9.27%
American Electric Power Co., Inc.	52,952	4,485,034
Duke Energy Corp.	57,656	5,565,534
Entergy Corp.	125,821	12,515,415
Exelon Corp.	139,103	6,084,365
PPL Corp.	352,612	10,169,330
SSE PLC (United Kingdom)	272,270	5,462,867
		44,282,545
Electrical Components & Equipment–2.23%
ABB Ltd. (Switzerland)	231,001	7,025,822
Emerson Electric Co.	40,221	3,628,739
		10,654,561
Fertilizers & Agricultural Chemicals–0.52%
Nutrien Ltd. (Canada)	46,217	2,489,768
Shares		Value
Food Distributors–0.93%
Sysco Corp.	56,279	$4,431,408
General Merchandise Stores–1.92%
Target Corp.	46,432	9,196,786
Health Care Equipment–0.18%
Medtronic PLC	7,307	863,176
Household Products–4.14%
Kimberly-Clark Corp.	53,260	7,405,803
Procter & Gamble Co. (The)	91,493	12,390,897
		19,796,700
Industrial Conglomerates–2.23%
3M Co.	36,710	7,073,283
Siemens AG (Germany)	21,786	3,577,722
		10,651,005
Industrial Machinery–2.99%
Flowserve Corp.	189,553	7,356,552
Pentair PLC	80,235	5,000,245
Stanley Black & Decker, Inc.	9,585	1,913,837
		14,270,634
Integrated Oil & Gas–2.74%
Suncor Energy, Inc. (Canada)	150,911	3,154,637
TOTAL SE (France)	213,755	9,955,383
		13,110,020
Integrated Telecommunication Services–2.82%
AT&T, Inc.	252,676	7,648,502
Deutsche Telekom AG (Germany)	290,307	5,845,880
		13,494,382
Investment Banking & Brokerage–0.83%
Charles Schwab Corp. (The)	60,651	3,953,232
IT Consulting & Other Services–1.13%
International Business Machines Corp.	40,580	5,407,691
Motorcycle Manufacturers–1.34%
Harley-Davidson, Inc.	160,031	6,417,243
Movies & Entertainment–1.08%
Walt Disney Co. (The)(b)	27,965	5,160,102
Multi-line Insurance–3.41%
Hartford Financial Services Group, Inc. (The)	244,011	16,297,495
Multi-Utilities–4.57%
Consolidated Edison, Inc.	48,167	3,602,892
Dominion Energy, Inc.	148,240	11,260,310
Sempra Energy	52,618	6,976,094
		21,839,296
Oil & Gas Equipment & Services–0.46%
Baker Hughes Co., Class A	101,597	2,195,511
Oil & Gas Exploration & Production–1.68%
ConocoPhillips	151,611	8,030,835

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Dividend Fund

Shares		Value
Packaged Foods & Meats–10.25%
Campbell Soup Co.	220,226	$11,070,761
General Mills, Inc.	247,814	15,195,955
Kraft Heinz Co. (The)	160,735	6,429,400
Mondelez International, Inc., Class A	159,644	9,343,963
Nestle S.A. (Switzerland)	62,311	6,944,893
		48,984,972
Paper Packaging–2.74%
Avery Dennison Corp.	18,318	3,364,101
International Paper Co.	105,160	5,686,001
Sonoco Products Co.	63,929	4,046,706
		13,096,808
Personal Products–1.37%
L’Oreal S.A. (France)	17,043	6,532,531
Pharmaceuticals–6.75%
Bayer AG (Germany)	61,415	3,886,378
Bristol-Myers Squibb Co.	83,740	5,286,506
Eli Lilly and Co.	39,425	7,365,379
Johnson & Johnson	51,998	8,545,871
Merck & Co., Inc.	92,771	7,151,716
		32,235,850
Property & Casualty Insurance–1.92%
Travelers Cos., Inc. (The)	61,146	9,196,358
Regional Banks–9.55%
Comerica, Inc.	106,353	7,629,764
Cullen/Frost Bankers, Inc.	44,166	4,803,494
Fifth Third Bancorp	170,407	6,381,742
KeyCorp	84,663	1,691,567
M&T Bank Corp.	70,663	10,713,218
Shares		Value
Regional Banks–(continued)
PNC Financial Services Group, Inc. (The)	28,368	$4,976,031
Zions Bancorporation N.A.	172,120	9,459,715
		45,655,531
Restaurants–0.33%
Darden Restaurants, Inc.	11,086	1,574,212
Semiconductors–0.12%
Broadcom, Inc.	1,206	559,174
Soft Drinks–1.94%
Coca-Cola Co. (The)	175,795	9,266,154
Specialized REITs–1.11%
Weyerhaeuser Co.	149,538	5,323,553
Specialty Chemicals–1.11%
DuPont de Nemours, Inc.	68,508	5,294,298
Total Common Stocks & Other Equity Interests (Cost $317,355,098)		458,294,603
Money Market Funds–3.98%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	6,007,147	6,007,147
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)(d)	6,131,630	6,134,083
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	6,865,311	6,865,311
Total Money Market Funds (Cost $19,005,157)		19,006,541
TOTAL INVESTMENTS IN SECURITIES–99.87% (Cost $336,360,255)		477,301,144
OTHER ASSETS LESS LIABILITIES—0.13%		614,825
NET ASSETS–100.00%		$477,915,969
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,256,244	$3,476,213	$(2,725,310)	$-	$-	$6,007,147	$387
Invesco Liquid Assets Portfolio, Institutional Class	5,597,164	2,483,009	(1,946,650)	560	-	6,134,083	433
Invesco Treasury Portfolio, Institutional Class	6,007,135	3,972,815	(3,114,639)	-	-	6,865,311	148
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	2,203,439	(2,203,439)	-	-	-	2*
Invesco Private Prime Fund	-	3,437,363	(3,437,363)	-	-	-	28*
Total	$16,860,543	$15,572,839	$(13,427,401)	$560	$-	$19,006,541	$998

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2021.

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Dividend Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
04/29/2021	Citibank N.A.	EUR	221,175	USD	263,240	$3,745
04/29/2021	State Street Bank & Trust Co.	EUR	14,062,247	USD	16,733,990	235,324
Total Forward Foreign Currency Contracts						$239,069

Abbreviations:
EUR	– Euro
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Dividend Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$387,549,280	$70,745,323	$—	$458,294,603
Money Market Funds	19,006,541	—	—	19,006,541
Total Investments in Securities	406,555,821	70,745,323	—	477,301,144
Other Investments - Assets*
Forward Foreign Currency Contracts	—	239,069	—	239,069
Total Investments	$406,555,821	$70,984,392	$—	$477,540,213

*	Unrealized appreciation.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco V.I. Diversified Dividend Fund